Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of intangible assets
Weighted Average Remaining Amortization Period (Years)	1 year 10 months 24 days	2 years 7 months 6 days
Cost	$ 2,355,419	$ 2,355,419
Accumulated Amortization	2,166,687	1,945,470
Net Book Value	$ 188,732	$ 409,949
Licenses [Member]
Summary of intangible assets
Weighted Average Remaining Amortization Period (Years)	3 years 9 months 18 days	4 years 8 months 12 days
Cost	$ 462,234	$ 462,234
Accumulated Amortization	333,732	306,495
Net Book Value	$ 128,502	$ 155,739
Patents [Member]
Summary of intangible assets
Weighted Average Remaining Amortization Period (Years)	1 year 1 month 6 days	1 year 10 months 24 days
Cost	$ 1,893,185	$ 1,893,185
Accumulated Amortization	1,832,955	1,638,975
Net Book Value	$ 60,230	$ 254,210